Variable Portfolio – Partners Small Cap Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.9%
Issuer	Shares	Value ($)
Communication Services 1.8%
Diversified Telecommunication Services 0.2%
Anterix, Inc.(a)	1,180	43,188
Bandwidth, Inc., Class A(a)	2,916	38,200
Cogent Communications Holdings, Inc.	5,740	351,920
Globalstar, Inc.(a)	5,356	111,737
IDT Corp., Class B	1,427	73,219
Total		618,264
Entertainment 0.3%
Atlanta Braves Holdings, Inc., Class A(a)	1,334	58,523
Atlanta Braves Holdings, Inc., Class C(a)	6,538	261,585
Cinemark Holdings, Inc.	11,406	283,895
Eventbrite, Inc., Class A(a)	9,149	19,304
Golden Matrix Group, Inc.(a)	2,818	5,552
IMAX Corp.(a)	5,587	147,217
LiveOne, Inc.(a)	8,237	5,758
Madison Square Garden Entertainment Corp.(a)	505	16,534
Reservoir Media, Inc.(a)	173	1,320
Vivid Seats, Inc., Class A(a)	10,060	29,778
Total		829,466
Interactive Media & Services 0.3%
Bumble, Inc., Class A(a)	1,010	4,383
Cargurus, Inc.(a)	11,305	329,315
EverQuote, Inc., Class A(a)	3,272	85,694
fuboTV, Inc.(a)	3,419	9,983
Getty Images Holdings, Inc.(a)	13,075	22,620
Grindr, Inc.(a)	3,200	57,280
MediaAlpha, Inc.(a)	3,953	36,526
QuinStreet, Inc.(a)	7,017	125,183
Shutterstock, Inc.	2,495	46,482
System1, Inc.(a)	3,138	1,196
Webtoon Entertainment, Inc.(a)	892	6,842
Yelp, Inc.(a)	8,292	307,053
ZipRecruiter, Inc., Class A(a)	9,161	53,958
Total		1,086,515
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 1.0%
Boston Omaha Corp., Class A(a)	196	2,858
Cardlytics, Inc.(a)	5,519	10,044
Clear Channel Outdoor Holdings, Inc.(a)	6,067	6,734
Entravision Communications Corp., Class A	1,226	2,575
Gambling.com Group Ltd.(a)	2,127	26,843
Ibotta, Inc.(a)	2,037	85,961
Integral Ad Science Holding Corp.(a)	1,113	8,971
John Wiley & Sons, Inc., Class A	2,686	119,688
Liberty Media Corp.-Liberty Live, Class C(a)	34,077	2,322,007
Magnite, Inc.(a)	14,593	166,506
PubMatic, Inc., Class A(a)	5,180	47,345
Sinclair, Inc.	4,172	66,460
Stagwell, Inc.(a)	2,007	12,142
TechTarget, Inc.(a)	3,448	51,065
Thryv Holdings, Inc.(a)	4,965	63,602
Townsquare Media, Inc., Class A	1,714	13,952
Total		3,006,753
Wireless Telecommunication Services 0.0%
Gogo(a)	3,673	31,661
Total Communication Services		5,572,659
Consumer Discretionary 8.5%
Automobile Components 1.1%
Dorman Products, Inc.(a)	3,370	406,220
Gentherm, Inc.(a)	4,010	107,227
Holley, Inc.(a)	2,749	7,065
LCI Industries	3,233	282,661
Luminar Technologies, Inc.(a)	2,926	15,771
Modine Manufacturing Co.(a)	24,597	1,887,820
Patrick Industries, Inc.	4,223	357,097
Visteon Corp.(a)	3,556	276,017
XPEL, Inc.(a)	3,292	96,719
Total		3,436,597
Automobiles 0.0%
Livewire Group, Inc.(a)	2,372	4,744

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 0.0%
1stdibs.com, Inc.(a)	673	2,046
Groupon, Inc.(a)	1,505	28,249
Qurate Retail, Inc.(a)	130	863
Savers Value Village, Inc.(a)	3,014	20,796
Total		51,954
Distributors 0.0%
GigaCloud Technology, Inc., Class A(a)	3,058	43,424
Diversified Consumer Services 1.7%
Adtalem Global Education, Inc.(a)	899	90,475
American Public Education, Inc.(a)	174	3,884
Carriage Services, Inc.	1,342	52,003
Coursera, Inc.(a)	17,929	119,407
European Wax Center, Inc., Class A(a)	3,761	14,856
frontdoor, Inc.(a)	10,038	385,660
Kindercare Learning Cos, Inc.(a)	1,833	21,244
Laureate Education, Inc., Class A(a)	13,700	280,165
Mister Car Wash, Inc.(a)	10,701	84,431
Nerdy, Inc.(a)	10,127	14,380
OneSpaWorld Holdings Ltd.	13,093	219,831
Stride, Inc.(a)	30,085	3,805,753
Udemy, Inc.(a)	11,864	92,065
Universal Technical Institute, Inc.(a)	6,071	155,903
Zspace, Inc.(a)	233	1,727
Total		5,341,784
Hotels, Restaurants & Leisure 3.0%
Accel Entertainment, Inc.(a)	6,991	69,351
BJ’s Restaurants, Inc.(a)	1,312	44,949
Bloomin’ Brands, Inc.	5,313	38,094
Brinker International, Inc.(a)	5,181	772,228
Cheesecake Factory, Inc. (The)	6,292	306,169
Cracker Barrel Old Country Store, Inc.	637	24,728
Dave & Buster’s Entertainment, Inc.(a)	4,102	72,072
Denny’s Corp.(a)	4,724	17,337
Despegar.com Corp.(a)	1,293	24,295
Dine Brands Global, Inc.	247	5,748
Dutch Bros, Inc., Class A(a)	49,061	3,029,026
Everi Holdings, Inc.(a)	5,741	78,479
Common Stocks (continued)
Issuer	Shares	Value ($)
First Watch Restaurant Group, Inc.(a)	90,467	1,506,276
Genius Sports Ltd.(a)	71,165	712,362
Global Business Travel Group I(a)	14,049	101,996
Hilton Grand Vacations, Inc.(a)	9,041	338,224
Inspired Entertainment, Inc.(a)	2,859	24,416
International Game Technology PLC	1,972	32,065
Jack in the Box, Inc.	2,469	67,132
Krispy Kreme, Inc.	11,150	54,858
Kura Sushi USA, Inc., Class A(a)	879	45,005
Lindblad Expeditions Holdings, Inc.(a)	3,315	30,730
Monarch Casino & Resort, Inc.	1,672	129,998
Nathan’s Famous, Inc.	323	31,129
ONE Group Hospitality, Inc. (The)(a)	2,675	7,998
Papa John’s International, Inc.	3,138	128,909
PlayAGS, Inc.(a)	5,212	63,117
Portillo’s, Inc., Class A(a)	5,695	67,714
Potbelly Corp.(a)	3,578	34,027
RCI Hospitality Holdings, Inc.	558	23,960
Red Rock Resorts, Inc., Class A	2,917	126,510
Rush Street Interactive, Inc.(a)	9,908	106,214
Sabre Corp.(a)	10,513	29,542
Shake Shack, Inc., Class A(a)	4,956	436,970
Six Flags Entertainment Corp.	8,986	320,531
Super Group SGHC Ltd.	19,528	125,760
Sweetgreen, Inc., Class A(a)	13,265	331,890
Target Hospitality Corp.(a)	4,294	28,254
United Parks & Resorts, Inc.(a)	3,799	172,703
Xponential Fitness, Inc., Class A(a)	3,178	26,473
Total		9,587,239
Household Durables 1.3%
Cavco Industries, Inc.(a)	1,048	544,572
Century Communities, Inc.	446	29,927
Champion Homes, Inc.(a)	3,307	313,371
Cricut, Inc.	4,966	25,575
Dream Finders Homes, Inc., Class A(a)	3,645	82,231
Green Brick Partners, Inc.(a)	1,115	65,016
Hovnanian Enterprises, Inc., Class A(a)	41	4,293
Installed Building Products, Inc.	3,091	529,983
KB Home	1,151	66,896
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Landsea Homes Corp.(a)	450	2,889
LGI Homes, Inc.(a)	191	12,696
Lovesac Co. (The)(a)	979	17,798
Sonos, Inc.(a)	14,093	150,372
Taylor Morrison Home Corp., Class A(a)	36,349	2,182,394
Tri Pointe Homes, Inc.(a)	3,520	112,359
United Homes Group, Inc.(a)	888	2,486
Total		4,142,858
Leisure Products 0.2%
Acushnet Holdings Corp.	3,628	249,098
Marine Products Corp.	522	4,380
Peloton Interactive, Inc., Class A(a)	42,642	269,497
Smith & Wesson Brands, Inc.	471	4,390
Sturm Ruger & Co., Inc.	599	23,535
Total		550,900
Specialty Retail 0.8%
1-800-Flowers.com, Inc., Class A(a)	809	4,773
Abercrombie & Fitch Co., Class A(a)	6,462	493,503
Academy Sports & Outdoors, Inc.	2,304	105,085
American Eagle Outfitters, Inc.	18,384	213,622
Arhaus, Inc.(a)	5,709	49,668
Arko Corp.	1,060	4,187
Boot Barn Holdings, Inc.(a)	3,857	414,357
Buckle, Inc. (The)	4,025	154,238
Build-A-Bear Workshop, Inc.	1,627	60,476
Caleres, Inc.	1,290	22,227
Camping World Holdings, Inc., Class A	7,314	118,194
EVgo, Inc.(a)	2,020	5,373
Genesco, Inc.(a)	375	7,961
GrowGeneration Corp.(a)	525	567
J Jill, Inc.	715	13,964
Leslie’s, Inc.(a)	14,675	10,793
National Vision Holdings, Inc.(a)	660	8,435
RealReal, Inc. (The)(a)	9,257	49,895
Revolve Group, Inc.(a)	5,000	107,450
Sonic Automotive, Inc., Class A	552	31,442
ThredUp, Inc., Class A(a)	1,599	3,854
Tile Shop Holdings, Inc.(a)	1,299	8,418
Torrid Holdings, Inc.(a)	2,635	14,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Upbound Group, Inc.	6,993	167,552
Urban Outfitters, Inc.(a)	2,320	121,568
Victoria’s Secret & Co.(a)	2,393	44,462
Warby Parker, Inc., Class A(a)	11,542	210,411
Total		2,446,915
Textiles, Apparel & Luxury Goods 0.4%
Figs, Inc., Class A(a)	931	4,273
Hanesbrands, Inc.(a)	46,047	265,691
Kontoor Brands, Inc.	7,175	460,133
Oxford Industries, Inc.	1,345	78,911
Rocky Brands, Inc.	339	5,888
Steven Madden Ltd.	9,301	247,779
Superior Group of Cos, Inc.	254	2,779
Wolverine World Wide, Inc.	10,346	143,913
Total		1,209,367
Total Consumer Discretionary		26,815,782
Consumer Staples 2.6%
Beverages 0.1%
MGP Ingredients, Inc.	1,846	54,236
National Beverage Corp.	3,062	127,196
Primo Brands Corp., Class A	3,170	112,503
Vita Coco Co., Inc. (The)(a)	5,116	156,805
Total		450,740
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The)	515	22,109
Guardian Pharmacy Services, Inc., Class A(a)	420	8,929
Natural Grocers by Vitamin Cottage, Inc.	311	12,502
PriceSmart, Inc.	2,065	181,410
Sprouts Farmers Market, Inc.(a)	13,129	2,004,011
The Chefs’ Warehouse(a)	4,630	252,150
Total		2,481,111
Food Products 0.6%
Beyond Meat, Inc.(a)	7,786	23,747
BRC, Inc., Class A(a)	6,248	13,058
Calavo Growers, Inc.	348	8,349
Cal-Maine Foods, Inc.	315	28,634
Forafric Global PLC(a)	717	6,166
J&J Snack Foods Corp.	1,988	261,859

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
John B. Sanfilippo & Son, Inc.	1,169	82,835
Lancaster Colony Corp.	2,550	446,250
Lifeway Foods, Inc.(a)	586	14,328
Mama’s Creations, Inc.(a)	4,289	27,921
Mission Produce, Inc.(a)	697	7,305
Simply Good Foods Co. (The)(a)	12,020	414,570
Sunopta, Inc.(a)	12,300	59,778
Utz Brands, Inc.	5,860	82,509
Vital Farms, Inc.(a)	4,413	134,464
Westrock Coffee Co.(a)	4,704	33,963
WK Kellogg Co.	8,550	170,401
Total		1,816,137
Household Products 0.3%
Central Garden & Pet Co.(a)	211	7,735
Central Garden & Pet Co., Class A(a)	1,159	37,934
Energizer Holdings, Inc.	9,371	280,380
Oil-Dri Corp of America	279	12,812
WD-40 Co.	1,775	433,100
Total		771,961
Personal Care Products 0.8%
Beauty Health Co. (The)(a)	9,699	12,997
BellRing Brands, Inc.(a)	18,297	1,362,394
Herbalife Ltd.(a)	8,787	75,832
Honest Co., Inc. (The)(a)	4,414	20,746
Interparfums, Inc.	2,375	270,441
Nature’s Sunshine Products, Inc.(a)	342	4,292
Oddity Tech Ltd., Class A(a)	17,689	765,226
Veru, Inc.(a)	12,756	6,252
Total		2,518,180
Tobacco 0.0%
Ispire Technology, Inc.(a)	2,503	6,833
Turning Point Brands, Inc.	1,916	113,887
Total		120,720
Total Consumer Staples		8,158,849
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.7%
Energy Equipment & Services 1.0%
Archrock, Inc.	21,749	570,694
Aris Water Solutions, Inc.	220	7,049
Atlas Energy Solutions, Inc.	9,691	172,887
Cactus, Inc., Class A	8,686	398,079
ChampionX Corp.	24,864	740,947
Core Laboratories, Inc.	6,119	91,724
DMC Global Inc(a)	665	5,599
Drilling Tools International Corp.(a)	813	1,927
Flowco Holdings, Inc., Class A(a)	667	17,109
Helix Energy Solutions Group, Inc.(a)	3,587	29,808
Kodiak Gas Services, Inc.	1,609	60,016
Liberty Energy, Inc., Class A	1,176	18,616
Nabors Industries Ltd.(a)	369	15,391
Natural Gas Services Group, Inc.(a)	298	6,547
Noble Corp PLC	11,298	267,763
Oceaneering International, Inc.(a)	13,173	287,303
Seadrill Ltd.(a)	2,509	62,725
Tetra Technologies, Inc.(a)	16,361	54,973
Tidewater, Inc.(a)	6,357	268,710
Valaris Ltd.(a)	5,134	201,561
Total		3,279,428
Oil, Gas & Consumable Fuels 0.7%
Berry Corp.	3,025	9,710
BKV Corp.(a)	411	8,631
Centrus Energy Corp. Class A(a)	1,343	83,548
Crescent Energy Co., Class A	5,554	62,427
CVR Energy, Inc.	3,985	77,309
Delek U.S. Holdings, Inc.	2,243	33,802
Diversified Energy Co. PLC	325	4,394
Dorian LPG Ltd.	2,369	52,923
Empire Petroleum Corp.(a)	2,067	12,981
Encore Energy Corp.(a)	17,344	23,761
Evolution Petroleum Corp.	1,131	5,859
FLEX LNG Ltd.	2,376	54,624
Gulfport Energy Corp.(a)	857	157,808
Infinity Natural Resources, Inc., Class A(a)	363	6,806
Kinetik Holdings, Inc.	474	24,620
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kosmos Energy Ltd.(a)	60,972	139,016
Magnolia Oil & Gas Corp., Class A	20,855	526,797
NextDecade Corp.(a)	15,068	117,229
Northern Oil & Gas, Inc.	766	23,156
Prairie Operating Co.(a)	502	2,686
REX American Resources Corp.(a)	434	16,305
Riley Exploration Permian, Inc.	221	6,447
Sable Offshore Corp.(a)	6,576	166,833
SFL Corp Ltd.	3,575	29,315
SM Energy Co.	2,520	75,474
Uranium Energy Corp.(a)	53,664	256,514
Ur-Energy, Inc.(a)	42,043	28,341
VAALCO Energy, Inc.	1,330	5,001
Verde Clean Fuels, Inc.(a)	433	1,450
W&T Offshore, Inc.	12,854	19,924
World Kinect Corp.	774	21,951
Total		2,055,642
Total Energy		5,335,070
Financials 8.5%
Banks 0.6%
Axos Financial, Inc.(a)	762	49,164
BancFirst Corp.	314	34,499
Bancorp, Inc. (The)(a)	5,648	298,440
Bank7 Corp.	29	1,124
Citizens Financial Services, Inc.	39	2,264
City Holding Co.	145	17,033
Coastal Financial Corp.(a)	1,540	139,231
Columbia Financial, Inc.(a)	203	3,045
Esquire Financial Holdings, Inc.	790	59,550
First BanCorp	1,667	31,956
First Business Financial Services, Inc.	51	2,405
First Financial Bankshares, Inc.	16,959	609,167
First Foundation, Inc.	2,363	12,264
First Internet Bancorp	418	11,194
First Western Financial, Inc.(a)	299	5,875
Greene County Bancorp, Inc.	912	21,988
Lakeland Financial Corp.	198	11,769
Live Oak Bancshares, Inc.	3,927	104,694
MetroCity Bankshares, Inc.	190	5,238
Common Stocks (continued)
Issuer	Shares	Value ($)
Nicolet Bankshares, Inc.	412	44,892
Pathward Financial, Inc.	885	64,561
Peoples Financial Services Corp.	287	12,763
ServisFirst Bancshares, Inc.	1,871	154,545
Shore Bancshares, Inc.	523	7,082
Triumph Financial, Inc.(a)	2,636	152,361
USCB Financial Holdings, Inc.	385	7,146
Total		1,864,250
Capital Markets 2.6%
Acadian Asset Management, Inc.	3,527	91,208
Artisan Partners Asset Management, Inc., Class A	8,210	321,011
B Riley Financial, Inc.	2,692	10,418
Cohen & Steers, Inc.	3,584	287,616
Diamond Hill Investment Group, Inc.	289	41,281
DigitalBridge Group, Inc.	5,490	48,422
Donnelley Financial Solutions, Inc.(a)	2,356	102,981
GCM Grosvenor, Inc., Class A	4,887	64,655
Hamilton Lane, Inc., Class A	19,732	2,933,556
MarketWise, Inc.	718	354
Moelis & Co., ADR, Class A	9,210	537,496
Open Lending Corp., Class A(a)	13,317	36,755
P10, Inc., Class A	114,188	1,341,709
Patria Investments Ltd., Class A	7,536	85,081
Perella Weinberg Partners	6,741	124,034
Piper Sandler Companies	2,263	560,455
PJT Partners, Inc.	3,037	418,742
StepStone Group, Inc., Class A	8,667	452,677
StoneX Group, Inc.(a)	561	42,849
Value Line, Inc.	95	3,674
Victory Capital Holdings, Inc., Class A	5,361	310,241
Virtus Investment Partners, Inc.	717	123,582
WisdomTree, Inc.	17,500	156,100
Total		8,094,897
Consumer Finance 0.4%
Atlanticus Holdings Corp.(a)	38	1,944
FirstCash Holdings, Inc.	5,019	603,886
LendingTree, Inc.(a)	1,222	61,430
MoneyLion, Inc.(a)	1,159	100,265
NerdWallet, Inc., Class A(a)	4,572	41,377

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
OppFi, Inc.	2,475	23,017
PROG Holdings, Inc.	872	23,195
Regional Management Corp.	129	3,884
Upstart Holdings, Inc.(a)	10,430	480,093
World Acceptance Corp.(a)	407	51,506
Total		1,390,597
Financial Services 1.8%
Alerus Financial Corp.	161	2,972
AvidXchange Holdings, Inc.(a)	22,650	192,072
Cantaloupe, Inc.(a)	7,223	56,845
Cass Information Systems, Inc.	1,504	65,048
EVERTEC, Inc.	8,301	305,228
Federal Agricultural Mortgage Corp.	1,057	198,198
Flywire Corp.(a)	15,738	149,511
I3 Verticals, Inc.(a)	178	4,391
International Money Express, Inc.(a)	3,923	49,508
Marqeta, Inc., Class A(a)	52,728	217,239
Mr. Cooper Group, Inc.(a)	3,010	359,996
NCR Atleos Corp.(a)	9,403	248,051
NMI Holdings, Inc., Class A(a)	757	27,290
Pagseguro Digital Ltd., Class A(a)	12,558	95,817
Payoneer Global, Inc.(a)	26,912	196,727
Paysign, Inc.(a)	4,338	9,197
PennyMac Financial Services, Inc.	1,916	191,811
Priority Technology Holdings, Inc.(a)	2,893	19,716
Remitly Global, Inc.(a)	19,455	404,664
Sezzle, Inc.(a)	1,620	56,522
Shift4 Payments, Inc., Class A(a)	28,673	2,342,871
Stone Co., Ltd., Class A(a)	19,399	203,301
Walker & Dunlop, Inc.	3,041	259,580
Total		5,656,555
Insurance 3.1%
AMERISAFE, Inc.	1,067	56,071
Baldwin Insurance Group, Inc. (The), Class A(a)	8,794	393,004
Bowhead Specialty Holdings, Inc.(a)	544	22,114
Crawford & Co., Class A	1,978	22,589
F&G Annuities & Life, Inc.	131	4,723
Goosehead Insurance, Inc., Class A	2,930	345,916
HCI Group, Inc.	1,079	161,019
Common Stocks (continued)
Issuer	Shares	Value ($)
Investors Title Co.	29	6,991
Kingsway Financial Services, Inc.(a)	1,656	13,115
Lemonade, Inc.(a)	5,601	176,039
Mercury General Corp.	433	24,205
Oscar Health, Inc., Class A(a)	26,633	349,159
Palomar Holdings, Inc.(a)	32,840	4,501,707
Root, Inc., Class A(a)	1,125	150,120
Selective Insurance Group, Inc.	6,747	617,620
SiriusPoint Ltd.(a)	1,066	18,431
Skyward Specialty Insurance Group, Inc.(a)	49,271	2,607,421
Tiptree, Inc.	758	18,260
Trupanion, Inc.(a)	4,295	160,075
United Insurance Holdings Corp.	1,367	15,816
Universal Insurance Holdings, Inc.	568	13,462
Total		9,677,857
Mortgage Real Estate Investment Trusts (REITS) 0.0%
AG Mortgage Investment Trust, Inc.	615	4,489
Angel Oak Mortgage REIT, Inc.	528	5,032
KKR Real Estate Finance Trust, Inc.	2,046	22,097
Total		31,618
Total Financials		26,715,774
Health Care 26.3%
Biotechnology 9.8%
4D Molecular Therapeutics, Inc.(a)	3,802	12,280
Absci Corp.(a)	7,748	19,447
ACADIA Pharmaceuticals, Inc.(a)	15,595	259,033
Achieve Life Sciences, Inc.(a)	2,720	7,262
Actinium Pharmaceuticals, Inc.(a)	4,098	6,598
ADC Therapeutics SA(a)	6,422	9,055
ADMA Biologics, Inc.(a)	111,422	2,210,612
Aerovate Therapeutics, Inc.(a)	1,758	4,413
Agenus, Inc.(a)	407	613
Akebia Therapeutics, Inc.(a)	2,624	5,038
Akero Therapeutics, Inc.(a)	1,632	66,063
Aldeyra Therapeutics, Inc.(a)	662	3,807
Alector, Inc.(a)	10,686	13,144
Alkermes PLC(a)	20,986	692,958
Altimmune, Inc.(a)	5,035	25,175
ALX Oncology Holdings, Inc.(a)	4,490	2,797
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Amicus Therapeutics, Inc.(a)	38,239	312,030
AnaptysBio, Inc.(a)	2,817	52,368
Anavex Life Sciences Corp.(a)	2,582	22,154
Anika Therapeutics, Inc.(a)	319	4,795
Apogee Therapeutics, Inc.(a)	4,938	184,484
Applied Therapeutics, Inc.(a)	7,733	3,781
Arbutus Biopharma Corp.(a)	17,801	62,125
Arcellx, Inc.(a)	5,700	373,920
Arcturus Therapeutics Holdings, Inc.(a)	2,660	28,169
Arcus Biosciences, Inc.(a)	7,086	55,625
Arcutis Biotherapeutics, Inc.(a)	14,009	219,101
Ardelyx, Inc.(a)	30,657	150,526
ArriVent Biopharma, Inc.(a)	2,225	41,140
Arrowhead Pharmaceuticals, Inc.(a)	15,558	198,209
ARS Pharmaceuticals, Inc.(a)	79,461	999,619
Artiva Biotherapeutics Inc.(a)	1,461	4,383
Ascendis Pharma A/S ADR(a)	8,472	1,320,446
Astria Therapeutics, Inc.(a)	5,126	27,373
Atossa Therapeutics, Inc.(a)	2,835	1,908
Aurnia Pharmaceuticals, Inc.(a)	12,807	102,968
Avidity Biosciences, Inc.(a)	14,802	436,955
Avita Medical, Inc.(a)	3,387	27,570
Bicara Therapeutics, Inc.(a)	1,419	18,490
BioCryst Pharmaceuticals, Inc.(a)	26,929	201,967
Biohaven Ltd.(a)	11,193	269,080
Biomea Fusion, Inc.(a)	3,602	7,672
Black Diamond Therapeutics, Inc.(a)	3,514	5,447
Blueprint Medicines Corp.(a)	8,286	733,394
Boundless Bio, Inc.(a)	1,331	2,010
BridgeBio Pharma, Inc.(a)	11,413	394,547
Cabaletta Bio, Inc.(a)	1,310	1,814
CAMP4 Therapeutics Corp.(a)	523	2,092
Candel Therapeutics, Inc.(a)	3,706	20,939
Capricor Therapeutics, Inc.(a)	4,048	38,416
Cardiff Oncology, Inc.(a)	2,917	9,159
CareDx, Inc.(a)	82,881	1,471,138
Cargo Therapeutics, Inc.(a)	447	1,819
Cartesian Therapeutics, Inc.(a)	1,343	17,701
Catalyst Pharmaceuticals, Inc.(a)	14,726	357,105
Common Stocks (continued)
Issuer	Shares	Value ($)
Celcuity, Inc.(a)	4,006	40,501
Celldex Therapeutics, Inc.(a)	6,869	124,672
CervoMed, Inc.(a)	704	6,442
CG Oncology, Inc.(a)	4,274	104,670
Climb Bio, Inc.(a)	226	276
Cogent Biosciences, Inc.(a)	11,121	66,615
Coherus Biosciences, Inc.(a)	3,823	3,085
Corbus Pharmaceuticals Holdings, Inc.(a)	930	4,938
Crinetics Pharmaceuticals, Inc.(a)	11,943	400,568
Cullinan Therapeutics, Inc.(a)	6,048	45,783
Cytokinetics, Inc.(a)	1,385	55,663
Day One Biopharmaceuticals, Inc.(a)	6,387	50,649
Denali Therapeutics, Inc.(a)	9,282	126,189
Dianthus Therapeutics, Inc.(a)	230	4,172
Disc Medicine, Inc.(a)	327	16,232
Dynavax Technologies Corp.(a)	13,752	178,363
Dyne Therapeutics, Inc.(a)	10,892	113,930
Elevation Oncology, Inc.(a)	4,464	1,157
Fennec Pharmaceuticals, Inc.(a)	670	4,080
FibroBiologics, Inc.(a)	3,564	3,208
Foghorn Therapeutics, Inc.(a)	1,995	7,282
Galectin Therapeutics, Inc.(a)	710	866
Geron Corp.(a)	53,645	85,296
Greenwich Lifesciences, Inc.(a)	794	7,575
Gyre Therapeutics, Inc.(a)	85	656
Halozyme Therapeutics, Inc.(a)	16,258	1,037,423
Heron Therapeutics, Inc.(a)	1,438	3,164
HilleVax, Inc.(a)	826	1,198
Humacyte, Inc.(a)	11,530	19,659
Ideaya Biosciences, Inc.(a)	11,261	184,455
IGM Biosciences, Inc.(a)	1,833	2,108
ImmunityBio, Inc.(a)	15,456	46,523
Immunome, Inc.(a)	9,240	62,185
Immunovant, Inc.(a)	7,564	129,269
Inhibrx Biosciences, Inc.(a)	881	12,325
Inmune Bio, Inc.(a)	1,763	13,769
Insmed, Inc.(a)	43,778	3,339,824
Iovance Biotherapeutics, Inc.(a)	35,788	119,174
Ironwood Pharmaceuticals, Inc.(a)	6,250	9,187

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Janux Therapeutics, Inc.(a)	4,122	111,294
Jasper Therapeutics, Inc.(a)	1,475	6,343
KalVista Pharmaceuticals, Inc.(a)	5,079	58,612
Keros Therapeutics, Inc.(a)	4,313	43,949
Kiniksa Pharmaceuticals International PLC(a)	5,014	111,361
Korro Bio, Inc.(a)	215	3,743
Krystal Biotech, Inc.(a)	3,233	582,910
Kura Oncology, Inc.(a)	9,646	63,664
Kymera Therapeutics, Inc.(a)	6,119	167,477
Kyverna Therapeutics, Inc.(a)	2,035	3,928
Larimar Therapeutics, Inc.(a)	5,482	11,786
Lexeo Therapeutics, Inc.(a)	2,911	10,101
Lexicon Pharmaceuticals, Inc.(a)	5,626	2,592
Lineage Cell Therapeutics, Inc.(a)	23,397	10,566
MacroGenics, Inc.(a)	6,793	8,627
Madrigal Pharmaceuticals, Inc.(a)	2,343	776,072
MannKind Corp.(a)	26,954	135,579
MeiraGTx Holdings PLC(a)	4,122	27,947
Mersana Therapeutics, Inc.(a)	7,308	2,515
Metagenomi, Inc.(a)	2,161	2,939
Metsera, Inc.(a)	1,134	30,867
MiMedx Group, Inc.(a)	7,309	55,548
Mineralys Therapeutics, Inc.(a)	804	12,768
Mirum Pharmaceuticals, Inc.(a)	5,176	233,179
Neurogene, Inc.(a)	818	9,579
Novavax, Inc.(a)	15,549	99,669
Nurix Therapeutics, Inc.(a)	6,764	80,356
Nuvalent, Inc., Class A(a)	4,580	324,814
Ocugen, Inc.(a)	37,702	26,629
Olema Pharmaceuticals, Inc.(a)	1,380	5,189
Organogenesis Holdings, Inc.(a)	928	4,009
ORIC Pharmaceuticals, Inc.(a)	1,829	10,206
Outlook Therapeutics, Inc.(a)	1,286	1,569
Ovid Therapeutics, Inc.(a)	7,675	2,394
PepGen, Inc.(a)	1,794	2,521
Perspective Therapeutics, Inc.(a)	5,735	12,216
Praxis Precision Medicines, Inc.(a)	2,247	85,094
Precigen, Inc.(a)	1,387	2,067
Prime Medicine, Inc.(a)	7,391	14,708
Common Stocks (continued)
Issuer	Shares	Value ($)
ProKidney Corp.(a)	11,388	9,978
Protagonist Therapeutics, Inc.(a)	7,740	374,306
Prothena Corp., PLC(a)	3,236	40,045
PTC Therapeutics, Inc.(a)	7,543	384,391
Puma Biotechnology, Inc.(a)	1,931	5,716
Recursion Pharmaceuticals, Inc., Class A(a)	32,768	173,343
Regulus Therapeutics, Inc.(a)	2,082	3,644
Renovaro, Inc.(a)	9,378	5,094
Revolution Medicines, Inc.(a)	14,469	511,624
Rhythm Pharmaceuticals, Inc.(a)	7,135	377,941
Rigel Pharmaceuticals, Inc.(a)	1,756	31,590
Rocket Pharmaceuticals, Inc.(a)	10,044	66,993
Sana Biotechnology, Inc.(a)	17,229	28,945
Savara, Inc.(a)	12,588	34,869
Scholar Rock Holding Corp.(a)	9,430	303,174
Sera Prognostics, Inc., Class A(a)	3,725	13,708
Shattuck Labs, Inc.(a)	3,415	3,245
Skye Bioscience, Inc.(a)	385	612
Soleno Therapeutics, Inc.(a)	16,780	1,198,931
Solid Biosciences, Inc.(a)	294	1,088
SpringWorks Therapeutics, Inc.(a)	8,959	395,361
Spyre Therapeutics, Inc.(a)	485	7,825
Stoke Therapeutics, Inc.(a)	4,682	31,135
Summit Therapeutics, Inc.(a)	11,350	218,941
Syndax Pharmaceuticals, Inc.(a)	10,708	131,548
Tango Therapeutics, Inc.(a)	6,217	8,517
Taysha Gene Therapies, Inc.(a)	22,844	31,753
Tenaya Therapeutics, Inc.(a)	1,984	1,131
Tevogen Bio Holdings, Inc.(a)	1,710	1,847
TG Therapeutics, Inc.(a)	18,195	717,429
TScan Therapeutics, Inc.(a)	3,301	4,555
Twist Bioscience Corp.(a)	7,725	303,283
Tyra Biosciences, Inc.(a)	2,551	23,724
Upstream Bio, Inc.(a)	1,280	7,834
UroGen Pharma Ltd.(a)	3,903	43,167
Vaxcyte, Inc.(a)	31,944	1,206,205
Vera Therapeutics, Inc.(a)	5,906	141,862
Verastem, Inc.(a)	5,055	30,482
Vericel Corp.(a)	55,116	2,459,276
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Viridian Therapeutics, Inc.(a)	7,138	96,220
Werewolf Therapeutics, Inc.(a)	1,021	993
X4 Pharmaceuticals, Inc.(a)	22,239	5,257
Xencor, Inc.(a)	4,028	42,858
XOMA Royalty Corp.(a)	663	13,214
Y-mAbs Therapeutics, Inc.(a)	4,869	21,570
Zenas Biopharma, Inc.(a)	1,129	8,919
Zura Bio Ltd.(a)	6,578	8,486
Total		30,641,881
Health Care Equipment & Supplies 5.0%
Accuray, Inc.(a)	11,866	21,240
Alphatec Holdings, Inc.(a)	13,566	137,559
Anteris Technologies Global Corp.(a)	813	2,959
Artivion, Inc.(a)	3,937	96,771
AtriCure, Inc.(a)	4,022	129,750
AxoGen, Inc.(a)	5,526	102,231
Beta Bionics, Inc.(a)	1,161	14,211
Bioventus, Inc., Class A(a)	1,799	16,461
Ceribell, Inc.(a)	1,080	20,747
Cerus Corp.(a)	23,515	32,686
CONMED Corp.	4,021	242,828
CVRx, Inc.(a)	1,946	23,800
Embecta Corp.	725	9,244
Fractyl Health, Inc.(a)	2,693	3,205
Glaukos Corp.(a)	24,762	2,437,076
Haemonetics Corp.(a)	6,468	411,041
Inmode Ltd.(a)	1,078	19,124
Inspire Medical Systems, Inc.(a)	12,902	2,055,030
Integer Holdings Corp.(a)	3,046	359,458
iRadimed Corp.	1,049	55,051
iRhythm Technologies, Inc.(a)	31,393	3,286,219
Lantheus Holdings, Inc.(a)	23,440	2,287,744
LeMaitre Vascular, Inc.	2,643	221,748
LivaNova PLC(a)	426	16,733
Merit Medical Systems, Inc.(a)	7,458	788,385
NeuroPace, Inc.(a)	1,848	22,712
Novocure Ltd.(a)	13,879	247,324
Orchestra BioMed Holdings, Inc.(a)	1,370	5,864
Paragon 28, Inc.(a)	6,212	81,129
Common Stocks (continued)
Issuer	Shares	Value ($)
PROCEPT BioRobotics Corp.(a)	24,289	1,415,077
Pulmonx Corp.(a)	5,023	33,805
Pulse Biosciences, Inc.(a)	2,386	38,391
RxSight, Inc.(a)	4,807	121,377
Sanara MedTech, Inc.(a)	528	16,299
Semler Scientific, Inc.(a)	877	31,747
SI-BONE, Inc.(a)	4,353	61,073
Sight Sciences, Inc.(a)	4,630	11,112
STAAR Surgical Co.(a)	6,448	113,678
Stereotaxis, Inc.(a)	6,804	11,975
SurModics, Inc.(a)	1,153	35,201
Tandem Diabetes Care, Inc.(a)	8,558	163,971
TransMedics Group, Inc.(a)	4,274	287,555
Treace Medical Concepts, Inc.(a)	6,358	53,344
UFP Technologies, Inc.(a)	946	190,818
Zynex, Inc.(a)	1,990	4,378
Total		15,738,131
Health Care Providers & Services 7.1%
Accolade, Inc.(a)	3,246	22,657
AdaptHealth Corp.(a)	5,771	62,558
Addus HomeCare Corp.(a)	899	88,902
agilon health, Inc.(a)	40,203	174,079
AirSculpt Technologies, Inc.(a)	1,728	4,035
Alignment Healthcare, Inc.(a)	133,856	2,492,399
AMN Healthcare Services, Inc.(a)	4,939	120,808
Ardent Health Partners, Inc.(a)	2,146	29,508
Astrana Health, Inc.(a)	5,616	174,152
Aveanna Healthcare Holdings, Inc.(a)	4,693	25,436
BrightSpring Health Services, Inc.(a)	7,138	129,126
Brookdale Senior Living, Inc.(a)	21,378	133,826
Castle Biosciences, Inc.(a)	39,960	799,999
Community Health Systems, Inc.(a)	8,883	23,984
Concentra Group Holdings Parent, Inc.	9,903	214,895
Corvel Corp.(a)	3,467	388,200
DocGo, Inc.(a)	2,425	6,402
Enhabit, Inc.(a)	636	5,590
Ensign Group, Inc. (The)	20,304	2,627,338
GeneDx Holdings Corp.(a)	17,451	1,545,548
Guardant Health, Inc.(a)	15,590	664,134

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HealthEquity, Inc.(a)	48,178	4,257,490
Hims & Hers Health, Inc., Class A(a)	25,191	744,394
InfuSystem Holdings, Inc.(a)	2,590	13,934
Innovage Holding Corp.(a)	771	2,298
Joint Corp. (The)(a)	1,419	17,723
LifeStance Health Group, Inc.(a)	8,343	55,564
ModivCare, Inc.(a)	628	826
Nano-X Imaging Ltd.(a)	6,784	33,886
National Research Corp., Class A	1,964	25,139
NeoGenomics, Inc.(a)	1,329	12,612
Option Care Health, Inc.(a)	78,123	2,730,399
Owens & Minor, Inc.(a)	1,494	13,491
PACS Group, Inc.(a)	5,114	57,481
Patterson Companies, Inc.	1,889	59,012
Pennant Group, Inc. (The)(a)	4,254	106,988
Performant Healthcare, Inc.(a)	6,436	19,051
Privia Health Group, Inc.(a)	13,446	301,863
Progyny, Inc.(a)	9,750	217,815
Quipt Home Medical Corp.(a)	424	988
RadNet, Inc.(a)	73,298	3,644,377
Select Medical Holdings Corp.	9,650	161,155
Sonida Senior Living, Inc.(a)	329	7,662
Talkspace, Inc.(a)	16,021	41,014
U.S. Physical Therapy, Inc.	1,950	141,102
Viemed Healthcare, Inc.(a)	4,469	32,534
Total		22,432,374
Health Care Technology 0.3%
Evolent Health, Inc., Class A(a)	15,045	142,476
Health Catalyst, Inc.(a)	694	3,144
HealthStream, Inc.	1,086	34,947
LifeMD, Inc.(a)	2,957	16,086
OptimizeRx Corp.(a)	2,319	20,083
Phreesia, Inc.(a)	7,303	186,665
Schrodinger, Inc.(a)	7,246	143,036
Simulations Plus, Inc.	2,070	50,756
Teladoc Health, Inc.(a)	3,500	27,860
Waystar Holding Corp.(a)	6,699	250,275
Total		875,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
Akoya Biosciences, Inc.(a)	3,463	4,814
BioLife Solutions, Inc.(a)	4,199	95,905
Codexis, Inc.(a)	1,176	3,163
Conduit Pharmaceuticals, Inc.(a)	58	45
CryoPort, Inc.(a)	4,654	28,296
Fluidigm(a)	8,649	9,341
Harvard Bioscience, Inc.(a)	1,376	779
Maravai LifeSciences Holdings, Inc., Class A(a)	14,394	31,811
Mesa Laboratories, Inc.	223	26,461
Niagen Bioscience, Inc.(a)	6,453	44,526
OmniAb, Inc.(a)	1,454	3,490
Quanterix Corp.(a)	651	4,238
Repligen Corp.(a)	7,944	1,010,794
Total		1,263,663
Pharmaceuticals 3.7%
Alto Neuroscience, Inc.(a)	1,687	3,644
Alumis, Inc.(a)	1,599	9,818
Amneal Pharmaceuticals, Inc.(a)	17,399	145,804
Amphastar Pharmaceuticals, Inc.(a)	4,933	143,008
ANI Pharmaceuticals, Inc.(a)	1,709	114,418
Aquestive Therapeutics, Inc.(a)	2,632	7,633
Arvinas, Inc.(a)	8,372	58,771
Avadel Pharmaceuticals PLC, ADR(a)	12,045	94,312
Axsome Therapeutics, Inc.(a)	4,798	559,591
BioAge Labs, Inc.(a)	892	3,354
Biote Corp., Class A(a)	3,329	11,086
Cassava Sciences, Inc.(a)	5,293	7,939
Collegium Pharmaceutical, Inc.(a)	4,180	124,773
Contineum Therapeutics, Inc., Class A(a)	828	5,779
Corcept Therapeutics, Inc.(a)	30,684	3,504,726
CorMedix, Inc.(a)	7,213	44,432
Edgewise Therapeutics, Inc.(a)	9,590	210,980
Enliven Therapeutics, Inc.(a)	4,520	88,954
Esperion Therapeutics, Inc.(a)	6,698	9,645
Evolus, Inc.(a)	7,286	87,651
EyePoint Pharmaceuticals, Inc.(a)	3,893	21,100
Fulcrum Therapeutics, Inc.(a)	2,983	8,591
Harmony Biosciences Holdings, Inc.(a)	4,967	164,855
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Harrow, Inc.(a)	3,981	105,895
Innoviva, Inc.(a)	627	11,367
Ligand Pharmaceuticals, Inc.(a)	18,643	1,960,125
Liquidia Corp.(a)	8,261	121,850
Lyra Therapeutics, Inc.(a)	3,986	503
Maze Therapeutics, Inc.(a)	649	7,145
MBX Biosciences, Inc.(a)	827	6,103
MediWound Ltd.(a)	1,213	18,826
Mind Medicine MindMed, Inc.(a)	9,573	56,002
Neumora Therapeutics, Inc.(a)	11,107	11,107
Ocular Therapeutix, Inc.(a)	20,605	151,035
Omeros Corp.(a)	2,486	20,435
Pacira Pharmaceuticals, Inc.(a)	442	10,984
Phathom Pharmaceuticals, Inc.(a)	1,122	7,035
Phibro Animal Health Corp., Class A	641	13,692
Rapport Therapeutics, Inc.(a)	1,241	12,447
scPharmaceuticals, Inc.(a)	5,134	13,502
Septerna, Inc.(a)	1,365	7,903
SIGA Technologies, Inc.(a)	4,442	24,342
Supernus Pharmaceuticals, Inc.(a)	471	15,425
Tarsus Pharmaceuticals, Inc.(a)	37,180	1,909,937
Telomir Pharmaceuticals, Inc.(a)	1,421	4,590
Terns Pharmaceuticals, Inc.(a)	486	1,341
Trevi Therapeutics, Inc.(a)	5,953	37,444
Verona Pharma PLC, ADR(a)	24,673	1,566,489
Verrica Pharmaceuticals, Inc.(a)	5,268	2,330
WaVe Life Sciences Ltd.(a)	10,770	87,022
Xeris Biopharma Holdings, Inc.(a)	18,274	100,324
Zevra Therapeutics, Inc.(a)	3,692	27,653
Total		11,743,717
Total Health Care		82,695,094
Industrials 22.6%
Aerospace & Defense 1.6%
AAR Corp.(a)	38,983	2,182,658
Aerovironment, Inc.(a)	3,655	435,639
Archer Aviation, Inc., Class A(a)	39,772	282,779
Byrna Technologies, Inc.(a)	2,228	37,520
Cadre Holdings, Inc.	3,393	100,467
Eve Holding, Inc.(a)	6,830	22,676
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuitive Machines, Inc.(a)	273	2,034
Kratos Defense & Security Solutions, Inc.(a)	8,561	254,176
Leonardo DRS, Inc.	9,595	315,484
Moog, Inc., Class A	3,650	632,727
Park Aerospace Corp.	1,028	13,827
Redwire Corp.(a)	801	6,640
Rocket Lab, Inc.(a)	46,007	822,605
Virgin Galactic Holdings, Inc.(a)	277	839
VirTra, Inc.(a)	1,439	5,857
Total		5,115,928
Building Products 1.4%
AAON, Inc.	20,808	1,625,729
American Woodmark Corp.(a)	118	6,942
Apogee Enterprises, Inc.	909	42,114
AZZ, Inc.	3,164	264,542
CSW Industrials, Inc.	2,183	636,388
Gibraltar Industries, Inc.(a)	1,897	111,278
Griffon Corp.	5,133	367,010
Insteel Industries, Inc.	1,102	28,983
Janus International Group, Inc.(a)	17,867	128,642
JELD-WEN Holding, Inc.(a)	3,809	22,740
Tecnoglass, Inc.	2,928	209,498
UFP Industries, Inc.	4,398	470,762
Zurn Elkay Water Solutions Corp.	17,778	586,318
Total		4,500,946
Commercial Services & Supplies 2.9%
ACV Auctions, Inc., Class A(a)	19,284	271,712
Bridger Aerospace Group Holdings, Inc.(a)	351	397
Brink’s Co. (The)	5,715	492,405
Casella Waste Systems, Inc., Class A(a)	48,565	5,415,483
CECO Environmental Corp.(a)	90,251	2,057,723
Cimpress PLC(a)	1,491	67,438
CompX International, Inc.	114	2,362
Driven Brands Holding, Inc.(a)	7,809	133,846
HNI Corp.	2,958	131,187
Interface, Inc.	733	14,543
LanzaTech Global, Inc.(a)	14,569	3,527
Liquidity Services, Inc.(a)	2,797	86,735
Montrose Environmental Group, Inc.(a)	4,143	59,079

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Perma-Fix Environmental Services, Inc.(a)	2,204	16,023
Pitney Bowes, Inc.	6,335	57,332
Pursuit Attractions and Hospitality, Inc.(a)	2,665	94,314
Quad/Graphics, Inc.	2,500	13,625
Quest Resource Holding Corp.(a)	2,294	5,964
Virco Manufacturing Corp.	96	908
VSE Corp.	367	44,036
Total		8,968,639
Construction & Engineering 2.7%
Ameresco, Inc., Class A(a)	1,402	16,936
Argan, Inc.	12,725	1,669,138
Bowman Consulting Group Ltd.(a)	1,725	37,657
Centuri Holdings, Inc.(a)	2,217	36,337
Construction Partners, Inc., Class A(a)	51,631	3,710,720
Dycom Industries, Inc.(a)	3,702	563,963
Fluor Corp.(a)	20,406	730,943
Granite Construction, Inc.	4,729	356,566
IES Holdings, Inc.(a)	1,072	176,998
Limbach Holdings, Inc.(a)	1,332	99,194
MYR Group, Inc.(a)	2,086	235,906
Northwest Pipe Co.(a)	199	8,219
Orion Group Holdings, Inc.(a)	714	3,734
Primoris Services Corp.	6,423	368,744
Sterling Infrastructure, Inc.(a)	3,888	440,160
Total		8,455,215
Electrical Equipment 1.6%
Allient, Inc.	106	2,330
American Superconductor Corp.(a)	66,392	1,204,351
Amprius Technologies, Inc.(a)	2,139	5,732
Array Technologies, Inc.(a)	19,903	96,928
Atkore, Inc.	4,520	271,155
Blink Charging Co.(a)	5,617	5,155
Bloom Energy Corp., Class A(a)	81,657	1,605,377
ChargePoint Holdings, Inc.(a)	29,336	17,748
EnerSys	4,711	431,433
Enovix Corp.(a)	21,434	157,326
Fluence Energy, Inc.(a)	8,050	39,042
GrafTech International Ltd.(a)	31,071	27,168
LSI Industries, Inc.	2,606	44,302
Common Stocks (continued)
Issuer	Shares	Value ($)
NANO Nuclear Energy, Inc.(a)	516	13,653
NEXTracker, Inc., Class A(a)	13,985	589,328
NuScale Power Corp.(a)	11,785	166,876
Plug Power, Inc.(a)	8,720	11,772
Powell Industries, Inc.	1,218	207,462
Preformed Line Products Co.	20	2,802
SES AI Corp.(a)	1,434	747
Shoals Technologies Group, Inc., Class A(a)	21,860	72,575
SolarMax Technology, Inc.(a)	1,659	1,991
Solidion Technology, Inc.(a)	5,091	614
Thermon(a)	448	12,477
Ultralife Corp.(a)	159	855
Vicor Corp.(a)	1,640	76,719
Total		5,065,918
Ground Transportation 0.8%
ArcBest Corp.	3,068	216,539
Covenant Logistics Group, Inc., Class A	367	8,147
Heartland Express, Inc.	2,479	22,856
Marten Transport Ltd.	1,589	21,801
PAM Transportation Services, Inc.(a)	89	1,081
Proficient Auto Logistics, Inc.(a)	821	6,872
RXO, Inc.(a)	20,785	396,994
Saia, Inc.(a)	5,423	1,894,959
Universal Logistics Holdings, Inc.	314	8,239
Werner Enterprises, Inc.	1,029	30,150
Total		2,607,638
Machinery 4.5%
374Water, Inc.(a)	8,516	2,895
Alamo Group, Inc.	1,335	237,910
Albany International Corp., Class A	992	68,488
Atmus Filtration Technologies, Inc.	10,920	401,092
Blue Bird Corp.(a)	4,190	135,630
Chart Industries, Inc.(a)	5,602	808,705
Douglas Dynamics, Inc.	2,458	57,099
Energy Recovery, Inc.(a)	7,400	117,586
Enerpac Tool Group Corp.	7,087	317,923
EnPro, Inc.	290	46,919
Esab Corp.	20,049	2,335,708
ESCO Technologies, Inc.	1,653	263,025
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Federal Signal Corp.	7,838	576,485
Franklin Electric Co., Inc.	5,904	554,268
Gorman-Rupp Co.	2,732	95,893
Graham Corp.(a)	1,336	38,504
Helios Technologies, Inc.	2,960	94,986
Hillenbrand, Inc.	3,066	74,013
Hillman Solutions Corp.(a)	4,380	38,500
Hyster-Yale Materials Handling, Inc.	906	37,635
JBT Marel Corp.	428	52,302
Kadant, Inc.	1,528	514,798
Lindsay Corp.	701	88,691
Mayville Engineering Co., Inc.(a)	136	1,826
Miller Industries, Inc.	88	3,729
Mueller Industries, Inc.	13,472	1,025,758
Mueller Water Products, Inc., Class A	20,249	514,730
Omega Flex, Inc.	463	16,103
RBC Bearings, Inc.(a)	10,540	3,391,456
REV Group, Inc.	5,227	165,173
Shyft Group, Inc. (The)	269	2,176
SPX Technologies, Inc.(a)	5,867	755,552
Standex International Corp.	1,158	186,890
Taylor Devices, Inc.(a)	378	12,198
Tennant Co.	1,097	87,486
Trinity Industries, Inc.	9,778	274,371
Watts Water Technologies, Inc., Class A	3,570	727,994
Worthington Enterprises, Inc.	3,650	182,829
Total		14,307,326
Marine Transportation 0.8%
Costamare, Inc.	386	3,798
Himalaya Shipping Ltd.(a)	3,632	19,903
Kirby Corp.(a)	24,537	2,478,483
Total		2,502,184
Passenger Airlines 0.1%
Frontier Group Holdings, Inc.(a)	5,496	23,853
Joby Aviation, Inc.(a)	56,321	339,052
Sun Country Airlines Holdings, Inc.(a)	2,424	29,864
Wheels Up Experience, Inc.(a)	11,688	11,805
Total		404,574
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.3%
Barrett Business Services, Inc.	3,036	124,931
CBIZ, Inc.(a)	6,246	473,822
CRA International, Inc.	859	148,779
CSG Systems International, Inc.	3,767	227,790
DLH Holdings Corp.(a)	394	1,596
ExlService Holdings, Inc.(a)	20,485	967,097
Exponent, Inc.	6,588	534,023
First Advantage Corp.(a)	4,653	65,561
FiscalNote Holdings, Inc.(a)	9,638	7,788
Franklin Covey Co.(a)	1,464	40,436
HireQuest, Inc.	586	6,973
Huron Consulting Group, Inc.(a)	2,289	328,357
ICF International, Inc.	2,431	206,562
Innodata, Inc.(a)	3,525	126,547
Insperity, Inc.	4,679	417,507
Kforce, Inc.	2,378	116,260
Legalzoom.com, Inc.(a)	16,437	141,523
MAXIMUS, Inc.	7,441	507,402
NV5 Global, Inc.(a)	1,370	26,400
Parsons Corp.(a)	20,827	1,233,167
Resolute Holdings Management, Inc.(a)	232	7,271
Spire Global, Inc.(a)	2,907	23,518
TriNet Group, Inc.	4,165	330,035
Upwork, Inc.(a)	16,234	211,854
Verra Mobility Corp.(a)	21,477	483,447
WNS Holdings Ltd.(a)	5,598	344,221
Total		7,102,867
Trading Companies & Distributors 3.9%
Alta Equipment Group, Inc.	3,495	16,392
Applied Industrial Technologies, Inc.	21,758	4,902,948
Beacon Roofing Supply, Inc.(a)	7,539	932,574
Boise Cascade Co.	2,390	234,435
Custom Truck One Source, Inc.(a)	4,259	17,973
DXP Enterprises, Inc.(a)	139	11,434
EVI Industries, Inc.	677	11,360
FTAI Aviation Ltd.	13,238	1,469,815
Global Industrial Co.	1,774	39,738
GMS, Inc.(a)	4,575	334,753

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
H&E Equipment Services, Inc.	3,868	366,648
Herc Holdings Inc	3,668	492,502
Hudson Technologies, Inc.(a)	811	5,004
Karat Packaging, Inc.	892	23,709
Lawson Products, Inc.(a)	1,207	33,796
McGrath Rentcorp	3,180	354,252
SiteOne Landscape Supply, Inc.(a)	13,773	1,672,593
Transcat, Inc.(a)	1,199	89,265
Xometry, Inc., Class A(a)	45,660	1,137,847
Total		12,147,038
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.(a)	1,478	19,229
Total Industrials		71,197,502
Information Technology 18.6%
Communications Equipment 0.4%
Calix, Inc.(a)	5,722	202,787
Extreme Networks, Inc.(a)	8,991	118,951
Harmonic, Inc.(a)	14,395	138,048
InterDigital, Inc.	3,297	681,655
Total		1,141,441
Electronic Equipment, Instruments & Components 3.0%
908 Devices, Inc.(a)	241	1,080
Advanced Energy Industries, Inc.	4,878	464,922
Arlo Technologies, Inc.(a)	12,741	125,754
Badger Meter, Inc.	3,831	728,848
Belden, Inc.	2,821	282,805
Celestica, Inc.(a)	5,922	466,713
Climb Global Solutions, Inc.	548	60,696
CTS Corp.	3,052	126,811
Daktronics, Inc.(a)	761	9,269
ePlus, Inc.(a)	2,308	140,857
Evolv Technologies Holdings, Inc.(a)	17,243	53,798
Fabrinet(a)	9,021	1,781,738
Insight Enterprises, Inc.(a)	3,548	532,165
Itron, Inc.(a)	5,322	557,533
Lightwave Logic, Inc.(a)	16,011	16,411
Littelfuse, Inc.	5,522	1,086,398
MicroVision, Inc.(a)	14,723	18,257
Common Stocks (continued)
Issuer	Shares	Value ($)
Mirion Technologies, Inc.(a)	111,427	1,615,691
Napco Security Technologies, Inc.	4,588	105,616
nLight, Inc.(a)	340	2,642
Novanta, Inc.(a)	4,676	597,920
OSI Systems, Inc.(a)	1,948	378,574
Ouster, Inc.(a)	1,078	9,680
PAR Technology Corp.(a)	4,129	253,273
Plexus Corp.(a)	1,045	133,896
Total		9,551,347
IT Services 1.2%
Applied Digital Corp.(a)	17,897	100,581
ASGN, Inc.(a)	1,255	79,090
Backblaze, Inc., Class A(a)	5,988	28,922
BigBear.ai Holdings, Inc.(a)	10,065	28,786
BigCommerce Holdings, Inc.(a)	9,304	53,591
Couchbase, Inc.(a)	5,287	83,270
DigitalOcean Holdings, Inc.(a)	8,667	289,391
Fastly, Inc.(a)	13,726	86,886
Globant SA(a)	10,186	1,199,096
Grid Dynamics Holdings, Inc.(a)	6,083	95,199
Hackett Group	2,979	87,046
Tucows, Inc., Class A(a)	1,038	17,522
Wix.com Ltd.(a)	10,106	1,651,118
Total		3,800,498
Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A(a)	4,604	107,457
Aehr Test Systems(a)	3,695	26,937
Ambarella, Inc.(a)	2,639	132,821
Axcelis Technologies, Inc.(a)	4,246	210,899
Ceva, Inc.(a)	2,580	66,074
Credo Technology Group Holding Ltd.(a)	18,484	742,317
Diodes, Inc.(a)	630	27,197
Enphase Energy, Inc.(a)	11,729	727,784
Everspin Technologies, Inc.(a)	2,179	11,113
Formfactor, Inc.(a)	10,090	285,446
GCT Semiconductor Holding, Inc.(a)	1,018	1,669
Ichor Holdings Ltd.(a)	1,357	30,682
Impinj, Inc.(a)	16,290	1,477,503
indie Semiconductor, Inc., Class A(a)	6,807	13,852
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kulicke & Soffa Industries, Inc.	6,808	224,528
MaxLinear, Inc.(a)	9,831	106,765
Navitas Semiconductor Corp.(a)	2,299	4,713
NVE Corp.	623	39,710
Onto Innovation, Inc.(a)	10,466	1,269,944
PDF Solutions, Inc.(a)	4,056	77,510
Photronics, Inc.(a)	2,739	56,862
Power Integrations, Inc.	7,376	372,488
QuickLogic Corp.(a)	1,797	9,183
Rambus, Inc.(a)	13,925	720,967
Semtech Corp.(a)	9,642	331,685
Silicon Laboratories, Inc.(a)	4,177	470,205
SiTime Corp.(a)	2,423	370,404
SkyWater Technology, Inc.(a)	3,549	25,162
Synaptics, Inc.(a)	382	24,341
Ultra Clean Holdings, Inc.(a)	5,768	123,493
Veeco Instruments, Inc.(a)	6,121	122,910
Total		8,212,621
Software 11.2%
8x8, Inc.(a)	17,010	34,020
A10 Networks, Inc.	9,239	150,965
ACI Worldwide, Inc.(a)	13,745	751,989
Adeia, Inc.	11,968	158,217
Agilysys, Inc.(a)	2,937	213,050
Airship AI Holdings, Inc.(a)	1,049	4,049
Alarm.com Holdings, Inc.(a)	6,171	343,416
Alkami Technology, Inc.(a)	7,904	207,480
Amplitude, Inc., Class A(a)	10,180	103,734
Appian Corp.(a)	5,249	151,224
Arteris, Inc.(a)	3,765	26,016
Asana, Inc., Class A(a)	10,589	154,282
AudioEye, Inc.(a)	1,100	12,210
Aurora Innovation, Inc.(a)	67,564	454,368
AvePoint, Inc.(a)	16,786	242,390
Blackbaud, Inc.(a)	5,130	318,317
Blackline, Inc.(a)	7,605	368,234
Blend Labs, Inc., Class A(a)	31,255	104,704
Box, Inc., Class A(a)	18,354	566,404
Braze, Inc., Class A(a)	8,592	309,999
Common Stocks (continued)
Issuer	Shares	Value ($)
C3.AI, Inc., Class A(a)	14,655	308,488
CCC Intelligent Solutions Holdings, Inc.(a)	218,764	1,975,439
Cipher Mining, Inc.(a)	17,763	40,855
CleanSpark, Inc.(a)	35,976	241,759
Clear Secure, Inc., Class A	11,563	299,597
Clearwater Analytics Holdings, Inc., Class A(a)	125,692	3,368,546
CommVault Systems, Inc.(a)	32,754	5,167,271
Core Scientific, Inc.(a)	18,246	132,101
CS Disco, Inc.(a)	2,379	9,730
CyberArk Software Ltd.(a)	8,591	2,903,758
Daily Journal Corp.(a)	129	51,303
Dave, Inc.(a)	1,046	86,462
Descartes Systems Group, Inc. (The)(a)	28,698	2,893,619
Digimarc Corp.(a)	1,870	23,973
Domo, Inc., Class B(a)	4,525	35,114
D-Wave Quantum, Inc.(a)	12,925	98,230
eGain Corp.(a)	2,280	11,058
Enfusion, Inc., Class A(a)	6,579	73,356
EverCommerce, Inc.(a)	2,006	20,220
Freshworks, Inc., Class A(a)	26,948	380,236
Intapp, Inc.(a)	6,950	405,741
Jamf Holding Corp.(a)	10,843	131,742
Kaltura, Inc.(a)	12,704	23,884
Life360, Inc.(a)	1,126	43,227
LiveRamp Holdings, Inc.(a)	8,375	218,923
MARA Holdings, Inc.(a)	36,409	418,704
MeridianLink, Inc.(a)	2,574	47,696
Mitek Systems, Inc.(a)	5,830	48,098
N-Able, Inc.(a)	9,440	66,930
NCR Voyix Corp.(a)	17,198	167,681
NextNav, Inc.(a)	10,427	126,897
Olo, Inc., Class A(a)	6,743	40,728
OneSpan, Inc.	4,491	68,488
Ooma, Inc.(a)	447	5,851
Pagerduty, Inc.(a)	11,306	206,561
Park City Group Inc	1,528	30,973
Pegasystems, Inc.	18,649	1,296,478
Porch Group, Inc.(a)	10,291	75,021
Progress Software Corp.	5,616	289,280

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PROS Holdings, Inc.(a)	5,960	113,419
Q2 Holdings, Inc.(a)	7,669	613,597
Qualys, Inc.(a)	4,839	609,375
Rapid7, Inc.(a)	8,189	217,090
Red Violet, Inc.	1,438	54,054
Rekor Systems, Inc.(a)	8,566	7,595
Rimini Street, Inc.(a)	968	3,369
Riot Platforms, Inc.(a)	5,391	38,384
Roadzen, Inc.(a)	357	371
Sapiens International Corp. NV	4,011	108,658
Semrush Holdings, Inc., Class A(a)	76,082	709,845
ShotSpotter, Inc.(a)	1,144	19,391
Silvaco Group, Inc.(a)	702	3,201
SoundHound AI, Inc., Class A(a)	42,202	342,680
Sprinklr, Inc., Class A(a)	15,203	126,945
Sprout Social, Inc., Class A(a)	6,521	143,397
SPS Commerce, Inc.(a)	9,739	1,292,657
Tenable Holdings, Inc.(a)	15,548	543,869
Terawulf, Inc.(a)	32,570	88,916
Varonis Systems, Inc.(a)	59,721	2,415,714
Vertex, Inc.(a)	7,192	251,792
Viant Technology, Inc., Class A(a)	1,970	24,448
Weave Communications, Inc.(a)	5,230	58,001
WM Technology, Inc.(a)	11,231	12,691
Workiva, Inc., Class A(a)	6,661	505,637
Yext, Inc.(a)	13,869	85,433
Zeta Global Holdings Corp., Class A(a)	23,293	315,853
Total		35,215,468
Technology Hardware, Storage & Peripherals 0.2%
CompoSecure, Inc., Class A	2,784	30,262
Corsair Gaming, Inc.(a)	1,241	10,995
CPI Card Group, Inc.(a)	634	18,494
IonQ, Inc.(a)	26,486	584,546
Turtle Beach Corp.(a)	1,231	17,567
Total		661,864
Total Information Technology		58,583,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.5%
Chemicals 0.9%
Arq, Inc.(a)	440	1,835
ASP Isotopes, Inc.(a)	7,123	33,407
Aspen Aerogels, Inc.(a)	1,770	11,310
Balchem Corp.	4,213	699,358
Cabot Corp.	6,911	574,581
Hawkins, Inc.	2,520	266,918
HB Fuller Co.	2,013	112,970
Ingevity Corp.(a)	4,746	187,894
Innospec, Inc.	2,771	262,552
Northern Technologies International Corp.	1,026	10,681
Orion SA	7,428	96,044
PureCycle Technologies, Inc.(a)	3,020	20,898
Quaker Chemical Corp.	1,802	222,745
Sensient Technologies Corp.	5,206	387,483
Stepan Co.	290	15,962
Total		2,904,638
Construction Materials 0.3%
Knife River Corp.(a)	7,404	667,915
Smith-Midland Corp.(a)	596	18,518
United States Lime & Minerals, Inc.	1,372	121,257
Total		807,690
Containers & Packaging 0.0%
Ardagh Metal Packaging SA	18,832	56,873
Myers Industries, Inc.	4,837	57,705
Pactiv Evergreen, Inc.	617	11,112
Total		125,690
Metals & Mining 2.3%
Alpha Metallurgical Resources, Inc.(a)	1,432	179,358
ATI, Inc.(a)	24,809	1,290,812
Carpenter Technology Corp.	26,977	4,887,693
Century Aluminum Co.(a)	6,880	127,693
Constellium SE(a)	16,878	170,299
Contango ORE, Inc.(a)	553	5,646
Critical Metals Corp.(a)	1,059	1,472
Dakota Gold Corp.(a)	5,443	14,424
Ivanhoe Electric, Inc.(a)	10,894	63,294
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kaiser Aluminum Corp.	1,955	118,512
MAC Copper Ltd.(a)	1,938	18,489
Materion Corp.	2,528	206,285
Perpetua Resources Corp.(a)	5,492	58,709
Piedmont Lithium, Inc.(a)	667	4,202
Ramaco Resources, Inc., Class A	3,416	28,114
Ramaco Resources, Inc., Class B	713	5,069
Total		7,180,071
Paper & Forest Products 0.0%
Sylvamo Corp.	984	65,997
Total Materials		11,084,086
Real Estate 1.2%
Diversified REITs 0.0%
Armada Hoffler Properties, Inc.	740	5,557
Gladstone Commercial Corp.	865	12,958
Total		18,515
Health Care REITs 0.1%
CareTrust REIT, Inc.	2,035	58,160
Community Healthcare Trust, Inc.	276	5,012
Strawberry Fields REIT, Inc.	1,216	14,483
Universal Health Realty Income Trust	1,392	57,016
Total		134,671
Hotel & Resort REITs 0.2%
Ryman Hospitality Properties, Inc.	7,644	698,968
Office REITs 0.0%
Postal Realty Trust, Inc., Class A	1,104	15,765
Real Estate Management & Development 0.7%
Compass, Inc.(a)	47,997	419,014
Cushman & Wakefield PLC(a)	116,469	1,190,313
eXp World Holdings, Inc.	10,678	104,431
Forestar Group, Inc.(a)	293	6,194
Maui Land & Pineapple Co., Inc.(a)	923	16,217
Offerpad Solutions, Inc.(a)	186	309
Opendoor Technologies, Inc.(a)	4,175	4,258
Real Brokerage, Inc. (The)(a)	13,096	53,170
Redfin Corp.(a)	15,860	146,071
St. Joe Co. (The)	4,699	220,618
Total		2,160,595
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.0%
Apartment Investment and Management Co.	8,702	76,578
Clipper Realty, Inc.	1,328	5,099
UMH Properties, Inc.	1,394	26,068
Total		107,745
Retail REITs 0.2%
Alexander’s, Inc.	280	58,565
CBL & Associates Properties, Inc.	1,963	52,177
NetSTREIT Corp.	2,116	33,539
Phillips Edison & Co., Inc.	2,352	85,824
Saul Centers, Inc.	1,236	44,582
Tanger, Inc.	5,514	186,318
Total		461,005
Specialized REITs 0.0%
Outfront Media, Inc.	7,380	119,113
Total Real Estate		3,716,377
Utilities 0.6%
Electric Utilities 0.1%
Genie Energy Ltd., Class B	742	11,167
MGE Energy, Inc.	2,033	188,988
Otter Tail Corp.	2,410	193,692
Total		393,847
Independent Power and Renewable Electricity Producers 0.4%
Montauk Renewables, Inc.(a)	8,601	17,976
Talen Energy Corp.(a)	5,706	1,139,317
Total		1,157,293
Water Utilities 0.1%
American States Water Co.	2,772	218,101
Cadiz, Inc.(a)	5,489	16,083
California Water Service Group	2,059	99,779
Consolidated Water Co., Ltd.	474	11,608
Global Water Resources, Inc.	1,517	15,640
Middlesex Water Co.	290	18,589
York Water Co. (The)	241	8,358
Total		388,158
Total Utilities		1,939,298
Total Common Stocks (Cost $320,129,287)		301,813,730

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2025 (Unaudited)
Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
U.S. Small Cap 1.0%
iShares Russell 2000 Growth ETF	11,487	2,935,273
Total Exchange-Traded Equity Funds (Cost $3,475,392)		2,935,273

Money Market Funds 3.2%

Columbia Short-Term Cash Fund, 4.504%(b),(c)	10,136,432	10,134,405
Total Money Market Funds (Cost $10,134,370)		10,134,405
Total Investments in Securities (Cost: $333,739,049)		314,883,408
Other Assets & Liabilities, Net		(212,894)
Net Assets		314,670,514
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	2,562,504	23,068,413	(15,496,547)	35	10,134,405	(137)	63,666	10,136,432
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

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1QT7057_12_D01_(05/25)